Average Annual Total Returns - Invesco BulletShares 2024 Corporate Bond ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq BulletShares® USD Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 17, 2014	10.86%	4.31%	4.54%	9.47%	2.93%	3.17%	6.40%	2.67%	2.86%	11.01%	4.48%	4.76%	14.54%	4.60%	4.76%